Marketable debt securities - Disclosure of bonds and debentures by currency (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Euro
Marketable debt securities
Financial liabilities	€ 65,133					€ 107,908	€ 104,499
US dollar
Marketable debt securities
Financial liabilities	30,924					24,012	26,581
Pound sterling
Marketable debt securities
Financial liabilities	35,357					42,451	23,339
Brazilian real
Marketable debt securities
Financial liabilities	14,195					11,297	12,356
Other currencies
Marketable debt securities
Financial liabilities	19,176					15,521	17,904
Marketable debt securities
Marketable debt securities
Financial liabilities	280,339					246,163	235,269
Marketable debt securities | Bonds and debentures outstanding
Marketable debt securities
Financial liabilities	211,597					194,362	191,577	€ 208,455
Marketable debt securities | Bonds and debentures outstanding | Euro
Marketable debt securities
Financial liabilities	€ 87,295					90,348	89,031
Annual interest rate (as a percent)	1.38%	1.38%	1.38%	1.38%	1.38%
Marketable debt securities | Bonds and debentures outstanding | US dollar
Marketable debt securities
Financial liabilities	€ 75,798	$ 80,930				66,581	61,174
Annual interest rate (as a percent)	3.10%	3.10%	3.10%	3.10%	3.10%
Marketable debt securities | Bonds and debentures outstanding | Pound sterling
Marketable debt securities
Financial liabilities	€ 15,883		£ 14,084			13,340	16,569
Annual interest rate (as a percent)	2.81%	2.81%	2.81%	2.81%	2.81%
Marketable debt securities | Bonds and debentures outstanding | Brazilian real
Marketable debt securities
Financial liabilities	€ 18,024			R$ 101,835		9,131	8,398
Annual interest rate (as a percent)	12.52%	12.52%	12.52%	12.52%	12.52%
Marketable debt securities | Bonds and debentures outstanding | Chilean peso
Marketable debt securities
Financial liabilities	€ 4,653				$ 4,230,507	3,757	5,624
Annual interest rate (as a percent)	2.74%	2.74%	2.74%	2.74%	2.74%
Marketable debt securities | Bonds and debentures outstanding | Other currencies
Marketable debt securities
Financial liabilities	€ 9,944					€ 11,205	€ 10,781